Income Taxes (Details) (USD $)	Aug. 31, 2014	Aug. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 4,421,974	$ 3,404,418
Capitalized research and development	993,062	836,568
Depreciation	(2,625)	(4,700)
Stock based compensation	1,276,788	1,130,104
Research and development credit carry forward	256,417	206,715
Total deferred tax assets	6,945,616	5,573,105
Less: valuation allowance	(6,945,616)	(5,573,105)
Net deferred tax asset